Concentration of Risk (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets	$ 68,538	$ 70,879	$ 4,460
EyesSecondSightSwitzerlandSarl
Assets	$ 100	$ 100